Fee for Unconventional Gas Wells (Detail) - Pennsylvania Impact Fee - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 [1]	Dec. 31, 2015
Less than $2.25
Unconventional Gas Wells [Line Items]
Year One	$ 40,200	$ 40,200
Year Two	30,200	30,200
Year Three	25,200	25,200
Year 4 - 10	10,100	10,100
Year 11 - 15	5,000	5,000
$2.26 - $2.99
Unconventional Gas Wells [Line Items]
Year One	45,300	45,300
Year Two	35,200	35,200
Year Three	30,200	30,200
Year 4 - 10	15,100	15,100
Year 11 - 15	5,000	5,000
$3.00 - $4.99
Unconventional Gas Wells [Line Items]
Year One	50,300	50,300
Year Two	40,200	40,200
Year Three	30,200	30,200
Year 4 - 10	20,100	20,100
Year 11 - 15	10,100	10,100
$5.00 - $5.99
Unconventional Gas Wells [Line Items]
Year One	55,300	55,300
Year Two	45,300	45,300
Year Three	40,200	40,200
Year 4 - 10	20,100	20,100
Year 11 - 15	10,100	10,100
More than $5.99
Unconventional Gas Wells [Line Items]
Year One	60,400	60,400
Year Two	55,300	55,300
Year Three	50,300	50,300
Year 4 - 10	20,100	20,100
Year 11 - 15	$ 10,100	$ 10,100

[1]	Pricing utilized for determining annual fee is based on the arithmetic mean of the NYMEX settled price for the near-month contract as reported by the Wall Street Journal for the last trading day of each month of a calendar year for the 12-month period ending December 31.